Contingent liabilities and other financial commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies And Other Financial Commitments [Abstract]
Schedule of Other Financial Commitments	The other financial commitments were as follows:

(in millions €)	December 31, 2025	December 31, 2024
Commitments under purchase agreements for property, plant and equipment	165.6	186.7
Contractual obligation to acquire intangible assets	851.2	1,193.1
Total	1,016.8	1,379.8
The expected maturities of payment obligations under purchase agreements for property, plant and equipment and contractual obligations to acquire intangible assets are as follows:

Year ended December 31, 2025

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Commitments under purchase agreements for property, plant and equipment	101.6	64.0	—	165.6
Contractual obligation to acquire intangible assets	114.5	396.3	340.4	851.2
Total	216.1	460.3	340.4	1,016.8